Acquisitions (Purchase of Hardin Street Marine) (Details) - USD ($) $ in Millions			3 Months Ended									12 Months Ended
	Mar. 01, 2014	May. 02, 2013	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues and other income:
Service revenue												$ 130	$ 70	$ 79
Service revenue - related parties												593	662	586
Rental income												20	0	0
Rental income - related parties												101	15	15
Segment revenues												36	0	0
Product sales - related parties												1	0	0
Other income												9	6	5
Other income - related parties												71	40	28
Revenues			$ 310	[1]	$ 195	$ 193	$ 183	$ 190	$ 187	$ 186	$ 184	961	793	713
Costs and expenses:
Cost of revenues (excludes items below)												225	228	200
Purchased product costs												20	0	0
Rental cost of sales												5	1	1
Purchases - related parties												166	153	151
Depreciation and amortization												116	75	70
General and administrative expenses												118	81	69
Other taxes												13	10	9
Costs and Expenses												663	548	500
Income from operations			74	[1]	68	82	74	53	61	60	71	298	245	213
Interest expense, net												35	4	0
Other financial costs												13	1	1
Income before provision for income tax												250	240	212
Provision for income tax												1	1	1
Net income			42	[1]	63	76	68	51	59	59	70	249	239	211
Less: Net income attributable to noncontrolling interests												1	57	68
Net income attributable to Predecessor												92	61	65
Net income attributable to MPLX LP			18	[1]	$ 41	$ 51	46	29	$ 30	$ 28	34	156	121	78
Less: General partner’s interest in net income attributable to MPLX LP												57	6	2
Limited partners’ interest in net income attributable to MPLX LP												99	115	76
Current assets:
Cash and cash equivalents			43				27	27			54	27	54	217
Receivables, net			245					10
Receivables - related parties			187					41
Inventories			51					15
Other current assets			50					7
Assets, Current			576					100
Equity method investments			2,458					0
Property, plant and equipment, net			9,997					1,324
Intangibles, net			466					0
Goodwill			2,570					116
Long-term receivables - related parties			25					0
Other noncurrent assets			12					4
Assets			16,104					1,544
Current liabilities:
Accounts payable			91					17
Accrued liabilities			187					14
Payables - related parties			54					20
Deferred revenue - related parties			32					31
Accrued property, plant and equipment			168					17
Accrued taxes			27					6
Accrued interest payable			54					1
Other current liabilities			12					2
Liabilities, Current			625					108
Long-term deferred revenue			4					0
Long-term deferred revenue - related parties			9					4
Long-term debt			5,255					644
Deferred income taxes			378					2
Deferred credits and other liabilities			166					2
Liabilities			6,437					760
Equity
Total MPLX LP partners' capital			9,654					778
Noncontrolling interest			13					6
Partners' Capital, Including Portion Attributable to Noncontrolling Interest			9,667					784
Liabilities and Equity			16,104					1,544
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes												1	0	0
Asset retirement expenditures												(1)	(2)	(8)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property												0	0	0
Equity in earnings from unconsolidated affiliates												(3)	0	0
Distributions from unconsolidated affiliates												15	0	0
Changes in:
Increase (Decrease) in Accounts Receivable												(29)	2	6
Materials and supplies inventories												1	1	1
Change in fair value of derivatives												(6)	0	0
Current accounts payable and accrued liabilities												2	1	(3)
Increase (Decrease) in Due from Related Parties, Current												(22)	15	19
Investing activities:
Payments to Acquire Property, Plant, and Equipment												(288)	(141)	(151)
Acquisitions, net of cash acquired												(1,218)	0	0
Investments - loans (from) to related parties												(77)	0	0
Investments in unconsolidated affiliates												(14)	0	0
All other, net												(2)	4	(7)
Net Cash Provided by (Used in) Investing Activities												(1,599)	(137)	(158)
Financing activities:
Long-term debt - borrowings												1,490	1,160	0
Long-term debt - repayments												(1,441)	(526)	(1)
Proceeds from Related Party Debt												301	0	0
Repayments of Related Party Debt												(293)	0	0
Debt issuance costs												(11)	(3)	0
Net proceeds from equity offerings												1	230	0
Issuance of units in MarkWest Merger												169	0	0
Contributions from MPC - MarkWest Merger												1,230	0	0
Distributions to unitholders and general partner												(158)	(103)	(78)
Distributions to noncontrolling interests												(1)	(47)	(82)
Distributions related to purchase of additional interest in Pipe Line Holdings	$ (310)	$ (100)										(12)	(910)	(100)
Net cash provided by (used in) financing activities												1,275	(224)	(302)
Net increase (decrease) in cash and cash equivalents												16	(27)	(163)
Cash and cash equivalents at beginning of period							27				54	27	54	217
Distributions to MPC from Predecessor												0	(25)	(41)
All other, net												17	3	1
Net Cash Provided by (Used in) Operating Activities												340	334	297
MPLX LP (Previously Reported)
Revenues and other income:
Service revenue												130	69	79
Service revenue - related parties												465	436	369
Rental income												20
Rental income - related parties												16	15	15
Segment revenues												36
Product sales - related parties												1
Other income												8	5	4
Other income - related parties												27	23	19
Revenues												703	548	486
Costs and expenses:
Cost of revenues (excludes items below)												167	144	135
Purchased product costs												20
Rental cost of sales												5	1	1
Purchases - related parties												102	98	95
Depreciation and amortization												89	50	49
General and administrative expenses												104	65	53
Other taxes												10	7	6
Costs and Expenses												497	365	339
Income from operations												206	183	147
Interest expense, net												35	4
Other financial costs												13	1	1
Income before provision for income tax												158	178	146
Provision for income tax												1	0	0
Net income												157	178	146
Less: Net income attributable to noncontrolling interests												1	57	68
Net income attributable to Predecessor												0	0	0
Net income attributable to MPLX LP												156	121	78
Less: General partner’s interest in net income attributable to MPLX LP												57	6	2
Limited partners’ interest in net income attributable to MPLX LP												99	115	76
Current assets:
Cash and cash equivalents			43				27	27			54	27	54	217
Receivables, net			244					10
Receivables - related parties			88					41
Inventories			49					12
Other current assets			50					7
Assets, Current			474					97
Equity method investments			2,458
Property, plant and equipment, net			9,683					1,008
Intangibles, net			466
Goodwill			2,559					105
Long-term receivables - related parties			25
Other noncurrent assets			12					4
Assets			15,677					1,214
Current liabilities:
Accounts payable			89					14
Accrued liabilities			186					11
Payables - related parties			47					20
Deferred revenue - related parties			32					31
Accrued property, plant and equipment			166					17
Accrued taxes			26					5
Accrued interest payable			54					1
Other current liabilities			12					2
Liabilities, Current			612					101
Long-term deferred revenue			4
Long-term deferred revenue - related parties			9					4
Long-term debt			5,255					644
Deferred income taxes			377					0
Deferred credits and other liabilities			166					2
Liabilities			6,423					751
Equity
Total MPLX LP partners' capital			9,241					457
Noncontrolling interest			13					6
Partners' Capital, Including Portion Attributable to Noncontrolling Interest			9,254					463
Liabilities and Equity			15,677					1,214
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes												2
Asset retirement expenditures												(1)	(2)	(8)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property												1
Equity in earnings from unconsolidated affiliates												(3)
Distributions from unconsolidated affiliates												15
Changes in:
Increase (Decrease) in Accounts Receivable												(29)	2	5
Materials and supplies inventories												1	1	1
Change in fair value of derivatives												(6)
Current accounts payable and accrued liabilities												4	1	(3)
Increase (Decrease) in Due from Related Parties, Current												(8)	15	19
Investing activities:
Payments to Acquire Property, Plant, and Equipment												(264)	(79)	(107)
Acquisitions, net of cash acquired												(1,218)
Investments - loans (from) to related parties												0
Investments in unconsolidated affiliates												(14)
All other, net												(2)	4	(7)
Net Cash Provided by (Used in) Investing Activities												(1,498)	(75)	(114)
Financing activities:
Long-term debt - borrowings												1,490	1,160
Long-term debt - repayments												(1,441)	(526)	(1)
Proceeds from Related Party Debt												301
Repayments of Related Party Debt												(293)
Debt issuance costs												(11)	(3)
Net proceeds from equity offerings												1	230
Issuance of units in MarkWest Merger												169
Contributions from MPC - MarkWest Merger												1,230
Distributions to unitholders and general partner												(158)	(103)	(78)
Distributions to noncontrolling interests												(1)	(47)	(82)
Distributions related to purchase of additional interest in Pipe Line Holdings												(12)	(910)	(100)
Net cash provided by (used in) financing activities												1,275	(199)	(261)
Net increase (decrease) in cash and cash equivalents												16	(27)	(163)
Cash and cash equivalents at beginning of period							27				54	27	54	217
All other, net												17	2	3
Net Cash Provided by (Used in) Operating Activities												239	247	212
Hardin Street Marine Business [Member] | HSM
Revenues and other income:
Service revenue												0	1	0
Service revenue - related parties												128	226	217
Rental income												0
Rental income - related parties												85	0	0
Segment revenues												0
Product sales - related parties												0
Other income												1	1	1
Other income - related parties												44	17	9
Revenues												258	245	227
Costs and expenses:
Cost of revenues (excludes items below)												58	84	65
Purchased product costs												0
Rental cost of sales												0	0	0
Purchases - related parties												64	55	56
Depreciation and amortization												27	25	21
General and administrative expenses												14	16	16
Other taxes												3	3	3
Costs and Expenses												166	183	161
Income from operations												92	62	66
Interest expense, net												0	0
Other financial costs												0	0	0
Income before provision for income tax												92	62	66
Provision for income tax												0	1	1
Net income												92	61	65
Less: Net income attributable to noncontrolling interests												0	0	0
Net income attributable to Predecessor												92	61	65
Net income attributable to MPLX LP												0	0	0
Less: General partner’s interest in net income attributable to MPLX LP												0	0	0
Limited partners’ interest in net income attributable to MPLX LP												0	0	0
Current assets:
Cash and cash equivalents			0				0	0			0	0	0	0
Receivables, net			1					0
Receivables - related parties			99					0
Inventories			2					3
Other current assets			0					0
Assets, Current			102					3
Equity method investments			0
Property, plant and equipment, net			314					316
Intangibles, net			0
Goodwill			11					11
Long-term receivables - related parties			0
Other noncurrent assets			0					0
Assets			427					330
Current liabilities:
Accounts payable			2					3
Accrued liabilities			1					3
Payables - related parties			7					0
Deferred revenue - related parties			0					0
Accrued property, plant and equipment			2					0
Accrued taxes			1					1
Accrued interest payable			0					0
Other current liabilities			0					0
Liabilities, Current			13					7
Long-term deferred revenue			0
Long-term deferred revenue - related parties			0					0
Long-term debt			0					0
Deferred income taxes			1					2
Deferred credits and other liabilities			0					0
Liabilities			14					9
Equity
Total MPLX LP partners' capital			413					321
Noncontrolling interest			0					0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest			413					321
Liabilities and Equity			427					330
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes												(1)
Asset retirement expenditures												0	0	0
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property												(1)
Equity in earnings from unconsolidated affiliates												0
Distributions from unconsolidated affiliates												0
Changes in:
Increase (Decrease) in Accounts Receivable												0	0	1
Materials and supplies inventories												0	0	0
Change in fair value of derivatives												0
Current accounts payable and accrued liabilities												(2)	0	0
Increase (Decrease) in Due from Related Parties, Current												(14)	0	0
Investing activities:
Payments to Acquire Property, Plant, and Equipment												(24)	(62)	(44)
Acquisitions, net of cash acquired												0
Investments - loans (from) to related parties												(77)
Investments in unconsolidated affiliates												0
All other, net												0	0	0
Net Cash Provided by (Used in) Investing Activities												(101)	(62)	(44)
Financing activities:
Long-term debt - borrowings												0	0
Long-term debt - repayments												0	0	0
Proceeds from Related Party Debt												0
Repayments of Related Party Debt												0
Debt issuance costs												0	0
Net proceeds from equity offerings												0	0
Issuance of units in MarkWest Merger												0
Contributions from MPC - MarkWest Merger												0
Distributions to unitholders and general partner												0	0	0
Distributions to noncontrolling interests												0	0	0
Distributions related to purchase of additional interest in Pipe Line Holdings												0	0	0
Net cash provided by (used in) financing activities												0	(25)	(41)
Net increase (decrease) in cash and cash equivalents												0	0	0
Cash and cash equivalents at beginning of period							$ 0				$ 0	0	0	0
Distributions to MPC from Predecessor													(25)	(41)
All other, net												0	1	(2)
Net Cash Provided by (Used in) Operating Activities												101	87	85
Limited Partners Common Units [Member]
Costs and expenses:
Net income attributable to MPLX LP												97	58	39
Limited Partners Class B Units [Member]
Equity
Total MPLX LP partners' capital			266					0
Limited Partners Class B Units [Member] | MPLX LP (Previously Reported)
Equity
Total MPLX LP partners' capital			266
Public [Member] | Limited Partners Common Units [Member]
Equity
Total MPLX LP partners' capital			7,691					639
Public [Member] | Limited Partners Common Units [Member] | MPLX LP (Previously Reported)
Equity
Total MPLX LP partners' capital			7,691					639
MPC [Member]
Revenues and other income:
Service revenue - related parties												593	662	586
Rental income - related parties												101	15	15
Product sales - related parties												1	0	0
Other income - related parties												68	39	27
Current assets:
Receivables - related parties			175					41
Long-term receivables - related parties			25					0
Current liabilities:
Payables - related parties			33					20
MPC [Member] | MPLX LP (Previously Reported)
Financing activities:
Distributions to MPC from Predecessor													0	0
MPC [Member] | Predecessor [Member]
Costs and expenses:
Net income												92	61	65
Equity
Total MPLX LP partners' capital			413					321
MPC [Member] | Limited Partners Common Units [Member]
Equity
Total MPLX LP partners' capital			465					261
MPC [Member] | Limited Partners Common Units [Member] | MPLX LP (Previously Reported)
Equity
Total MPLX LP partners' capital			465					261
MPC [Member] | Limited Partners Subordinated Units [Member]
Costs and expenses:
Net income attributable to MPLX LP												2	55	37
Equity
Total MPLX LP partners' capital			0					217
MPC [Member] | Limited Partners Subordinated Units [Member] | MPLX LP (Previously Reported)
Equity
Total MPLX LP partners' capital								217
MPC [Member] | General Partner [Member]
Costs and expenses:
Net income attributable to MPLX LP												$ 57	$ 8	$ 2
Equity
Total MPLX LP partners' capital			819					(660)
MPC [Member] | General Partner [Member] | MPLX LP (Previously Reported)
Equity
Total MPLX LP partners' capital			$ 819					$ (660)

[1]	(1) These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.